Kirkpatrick & Lockhart LLP                         1800 Massachusetts Avenue, NW
                                                   Second Floor
                                                   Washington, DC 20036-1800
                                                   202.778.9000
                                                   www.kl.com

                                                   Alexandra C. LaFrankie
                                                   202.778.9481
                                                   Fax:  202.778.9100
                                                   alafrankie@kl.com



January 10, 2002


VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

      Re:   Heritage Cash Trust
              Registration Nos. 2-98635 and 811-4337
              --------------------------------------


Ladies and Gentlemen:

      Pursuant to Rule 497(e) of the Securities Act of 1933, as amended, attached for filing is one copy of a supplement dated January 10, 2002 to the statement of additional information of the Heritage Cash Trust, dated November 1, 2001.

      Please contact me at the above number if you have any questions concerning this filing.

                                          Sincerely,

                                          /s/ Alexandra C. LaFrankie

                                          Alexandra C. LaFrankie


Enclosures

cc:  Donald H. Glassman
      Heritage Asset Management, Inc.

                               HERITAGE CASH TRUST

                                MONEY MARKET FUND
                           MUNICIPAL MONEY MARKET FUND


              SUPPLEMENT DATED JANUARY 10, 2002 TO THE STATEMENT OF
                  ADDITIONAL INFORMATION DATED NOVEMBER 1, 2001


      Effective November 19, 2001, the schedule of fess payable to Heritage Asset Management, Inc. ("Heritage") pursuant to its Advisory and Administration Agreement with the Trust was amended as to reduce the fees payable to Heritage at asset levels above $5 billion. Accordingly, the fee schedule on page 31 under the section titled "Advisory and Administration Fee" is replaced with the following:


           MONEY MARKET FUND                         MUNICIPAL FUND
           -----------------                         --------------

--------------------------------------------------------------------------------
                       Advisory Fee as %                       Advisory Fee as %
 Average Daily Net     of Average Daily   Average Daily Net    of Average Daily
     Assets               Net Assets           Assets             Net Assets
--------------------------------------------------------------------------------
First $500 million          .500%        First $250 million         .500%
Second $500 million         .475%        Second $250 million        .475%
Third $500 million          .450%        Third $250 million         .450%
Fourth $500 million         .425%        Fourth $250 million        .425%
Fifth $500 million          .400%        Over $1 billion            .400%
$2.5 billion to $5 billion  .375%
$5 billion to $10 billion   .360%
Over $10 billion            .350%
--------------------------------------------------------------------------------